Subsidiary Guarantors (Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	$ 18,348	$ 10,432	$ 13,791
Cost of acquisition, net of cash acquired	(51,377)	(35,500)	0
Additions to property, plant and equipment	(11,705)	(6,369)	(10,268)
Proceeds from disposals of property, plant and equipment	128	125
Proceeds from property damage insurance recoveries	527	0	0
Net contributions to affiliates	0
Net cash provided (used) in investing activities	(62,427)	(41,744)	(10,268)
Cash flows from financing activities
Unit holder contributions	13		12,000
Unit holder distributions	(16,070)	(43,546)	(11,779)
Net distributions to noncontrolling interest owners	(225)	0	0
LTIP tax netting unit repurchase	(385)	(215)	0
Deferred debt issuance costs	(1,564)	(2,489)	0
Payments on long-term debt	(59,230)	(120,670)	(31,130)
Borrowings on long-term debt	121,245	130,570	26,500
Net cash provided (used) in financing activities	43,784	32,120	(4,609)
Net increase (decrease) in cash and cash equivalents	(295)	808	(1,086)
Cash and Cash Equivalents
Beginning of period	871	63	1,149
End of period	576	871	63
Supplemental cash flow information
Interest payments	3,185	3,349	4,523
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	6,968	75	0
Increase (decrease) in receivables for reimbursable construction in progress projects	141	872	6,058
Parent [Member]
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	0
Cost of acquisition, net of cash acquired	0
Additions to property, plant and equipment	0
Proceeds from disposals of property, plant and equipment	0
Proceeds from property damage insurance recoveries	0
Net contributions to affiliates	16,057
Net distributions to affiliates	0
Net cash provided (used) in investing activities	16,057
Cash flows from financing activities
Unit holder contributions	13
Unit holder distributions	(16,070)
Net distributions to noncontrolling interest owners	0
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	(16,057)
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	1
End of period	1
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	0
Increase (decrease) in receivables for reimbursable construction in progress projects	0
Guarantor Subsidiaries [Member]
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	16,310
Cost of acquisition, net of cash acquired	(51,377)
Additions to property, plant and equipment	(10,870)
Proceeds from disposals of property, plant and equipment	128
Proceeds from property damage insurance recoveries	527
Net contributions to affiliates	0
Net distributions to affiliates	(15,079)
Net cash provided (used) in investing activities	(61,592)
Cash flows from financing activities
Unit holder contributions	0
Unit holder distributions	0
Net distributions to noncontrolling interest owners	0
LTIP tax netting unit repurchase	(385)
Deferred debt issuance costs	(1,564)
Payments on long-term debt	(59,230)
Borrowings on long-term debt	121,245
Net cash provided (used) in financing activities	44,987
Net increase (decrease) in cash and cash equivalents	(295)
Cash and Cash Equivalents
Beginning of period	870
End of period	575
Supplemental cash flow information
Interest payments	3,185
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	6,968
Increase (decrease) in receivables for reimbursable construction in progress projects	141
Non-Guarantor Subsidiaries [Member]
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	2,038
Cost of acquisition, net of cash acquired	0
Additions to property, plant and equipment	(835)
Proceeds from disposals of property, plant and equipment	0
Proceeds from property damage insurance recoveries	0
Net contributions to affiliates	0
Net distributions to affiliates	(978)
Net cash provided (used) in investing activities	(835)
Cash flows from financing activities
Unit holder contributions	0
Unit holder distributions	0
Net distributions to noncontrolling interest owners	(225)
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	(1,203)
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	0
End of period	0
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	0
Increase (decrease) in receivables for reimbursable construction in progress projects	0
Consolidation Adjustments [Member]
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	0
Cost of acquisition, net of cash acquired	0
Additions to property, plant and equipment	0
Proceeds from disposals of property, plant and equipment	0
Proceeds from property damage insurance recoveries	0
Net contributions to affiliates	(16,057)
Net distributions to affiliates	16,057
Net cash provided (used) in investing activities	(16,057)
Cash flows from financing activities
Unit holder contributions	0
Unit holder distributions	0
Net distributions to noncontrolling interest owners	0
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	16,057
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	0
End of period	0
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	0
Increase (decrease) in receivables for reimbursable construction in progress projects	$ 0